UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

Vest US Large Cap 10% Buffer Strategies VI Fund and Vest US Large Cap 20% Buffer Strategies VI Fund (collectively, the “Vest Funds”)

ITEM 1.(a).	Reports to Stockholders.

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Vest US Large Cap 10% Buffer Strategies VI Fund Class I Shares

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares	$ 54.64 ¹	1.05%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

S&P 500 Mini Index Call Options Purchased
98.14%
Money Market Fund
4.33%
S&P 500 Mini Index Put Options Purchased
1.29%
S&P 500 Mini Index Put Options Written
-0.59%
S&P 500 Mini Index Call Options Written
-3.13%

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	4.33%
Options Written	- 3.72%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-10-fund .

Key Class Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 0.69
Number of Holdings	48
Portfolio Turnover Rate	0.00%

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Vest US Large Cap 10% Buffer Strategies VI Fund Class Y Shares

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares	$ 41.66¹	0.80%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	4.33%
Options Written	- 3.72%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-10-fund .

Key Class Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 3.25
Number of Holdings	48
Portfolio Turnover Rate	0.00%

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Vest US Large Cap 20% Buffer Strategies VI Fund Class I Shares

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares	$ 53.65¹	1.05%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

S&P 500 Mini Index Call Options Purchased
102.36%
Money Market Fund
4.55%
S&P 500 Mini Index Put Options Purchased
1.15%
S&P 500 Mini Index Put Options Written
-0.26%
S&P 500 Mini Index Call Options Written
-7.12%

Portfolio Composition
Options Purchased	103.51%
Money Market Fund	4.55%
Options Written	- 7.38%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-20-fund .

Key Class Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 0.06
Number of Holdings	44
Portfolio Turnover Rate	0.00%

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Vest US Large Cap 20% Buffer Strategies VI Fund Class Y Shares

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares	$ 40.90¹	0.80%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

Portfolio Composition
Options Purchased	103.51%
Money Market Fund	4.55%
Options Written	- 7.38%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-20-fund .

Key Class Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 0.58
Number of Holdings	44
Portfolio Turnover Rate	0.00%

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies VI Fund

Vest US Large Cap 20% Buffer Strategies VI Fund

FINANCIAL
STATEMENTS

For the six months ended June 30, 2024 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

		Shares	Value
4.33%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.17%(A)	170,599	$170,599
	(Cost: $170,599)

99.43%	OPTIONS PURCHASED(B)(C)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
98.14%	CALL OPTIONS
	S&P 500 Mini Index	6	$327,630	$0.01	07/17/2024	$327,579
	S&P 500 Mini Index	6	327,630	0.01	08/21/2024	327,527
	S&P 500 Mini Index	6	327,630	0.01	09/18/2024	327,320
	S&P 500 Mini Index	6	327,630	0.01	10/16/2024	327,132
	S&P 500 Mini Index	6	327,630	0.01	11/20/2024	327,033
	S&P 500 Mini Index	7	382,235	0.01	12/18/2024	381,251
	S&P 500 Mini Index	7	382,235	0.01	01/15/2025	381,203
	S&P 500 Mini Index	7	382,235	0.01	02/19/2025	381,076
	S&P 500 Mini Index	5	273,025	0.01	03/19/2025	272,010
	S&P 500 Mini Index	6	327,630	0.01	04/16/2025	326,263
	S&P 500 Mini Index	6	327,630	0.01	05/21/2025	326,059
	S&P 500 Mini Index	3	163,815	0.01	06/18/2025	162,934
	TOTAL CALL OPTIONS PURCHASED					3,867,387
	(Cost: $3,436,288)

1.29%	PUT OPTIONS
	S&P 500 Mini Index	6	327,630	456.57	07/17/2024	14
	S&P 500 Mini Index	6	327,630	440.43	08/21/2024	184
	S&P 500 Mini Index	6	327,630	440.22	09/18/2024	432
	S&P 500 Mini Index	6	327,630	431.46	10/16/2024	637
	S&P 500 Mini Index	6	327,630	450.29	11/20/2024	1,359
	S&P 500 Mini Index	6	327,630	469.84	12/18/2024	2,434
	S&P 500 Mini Index	6	327,630	473.92	01/15/2025	2,900
	S&P 500 Mini Index	6	327,630	498.18	02/19/2025	4,929
	S&P 500 Mini Index	5	273,025	522.46	03/19/2025	6,875
	S&P 500 Mini Index	6	327,630	502.22	04/16/2025	6,579
	S&P 500 Mini Index	6	327,630	530.82	05/21/2025	10,604
	S&P 500 Mini Index	6	327,630	548.70	06/18/2025	13,877
	TOTAL PUT OPTIONS PURCHASED					50,824
	(Cost: $131,669)

99.43%	TOTAL OPTIONS PURCHASED					3,918,211
	(Cost: $3,567,957)

103.76%	TOTAL INVESTMENTS
	(Cost: $3,738,556)					$4,088,810
(3.76%)	Liabilities in excess of other assets					(148,299)
100.00%	NET ASSETS					$3,940,511

(A)Effective 7 day yield as of June 30, 2024.

(B)Non-income producing.

(C)All or a portion of the options purchased are held as collateral for the options written.

FINANCIAL STATEMENTS | JUNE 30, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Options WrittenJune 30, 2024 (unaudited)

See Notes to Financial Statements

(3.72%)	OPTIONS WRITTEN(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.13%)	CALL OPTIONS
	S&P 500 Mini Index	6	$(327,630)	$543.04	07/17/2024	$(4,366)
	S&P 500 Mini Index	6	(327,630)	527.46	08/21/2024	(15,271)
	S&P 500 Mini Index	6	(327,630)	527.09	09/18/2024	(17,560)
	S&P 500 Mini Index	6	(327,630)	514.95	10/16/2024	(25,620)
	S&P 500 Mini Index	6	(327,630)	539.87	11/20/2024	(16,596)
	S&P 500 Mini Index	6	(327,630)	555.10	12/18/2024	(12,542)
	S&P 500 Mini Index	6	(327,630)	554.15	01/15/2025	(14,536)
	S&P 500 Mini Index	6	(327,630)	589.82	02/19/2025	(6,218)
	S&P 500 Mini Index	5	(273,025)	613.52	03/19/2025	(429)
	S&P 500 Mini Index	6	(327,630)	598.22	04/16/2025	(6,899)
	S&P 500 Mini Index	6	(327,630)	637.92	06/18/2025	(3,138)
	TOTAL CALL OPTIONS WRITTEN					(123,175)
	(Premiums received: $36,109)

(0.59%)	PUT OPTIONS
	S&P 500 Mini Index	6	(327,630)	410.91	07/17/2024	—
	S&P 500 Mini Index	6	(327,630)	396.38	08/21/2024	(26)
	S&P 500 Mini Index	6	(327,630)	396.20	09/18/2024	(141)
	S&P 500 Mini Index	6	(327,630)	388.31	10/16/2024	(251)
	S&P 500 Mini Index	6	(327,630)	405.26	11/20/2024	(592)
	S&P 500 Mini Index	6	(327,630)	422.85	12/18/2024	(1,146)
	S&P 500 Mini Index	6	(327,630)	426.53	01/15/2025	(1,329)
	S&P 500 Mini Index	6	(327,630)	448.36	02/19/2025	(2,259)
	S&P 500 Mini Index	5	(273,025)	470.21	03/19/2025	(2,937)
	S&P 500 Mini Index	6	(327,630)	451.99	04/16/2025	(3,207)
	S&P 500 Mini Index	6	(327,630)	477.74	05/21/2025	(4,946)
	S&P 500 Mini Index	6	(327,630)	493.83	06/18/2025	(6,634)
	TOTAL PUT OPTIONS WRITTEN					(23,468)
	(Premiums received: $63,401)

(3.72%)	TOTAL OPTIONS WRITTEN					$(146,643)
	(Premiums received: $99,510)

(B)Non-income producing

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Options Written - continuedas of June 30, 2024 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$3,918,211	$—	$3,918,211	$(146,643)	$—	$3,771,568

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(146,643)	$—	$(146,643)	$146,643	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

FINANCIAL STATEMENTS | JUNE 30, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

		Shares	Value
4.55%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.17%(A)	29,077	$29,077
(Cost: $29,077)
103.51%	OPTIONS PURCHASED(B)(C)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
102.36%		CALL OPTIONS
		S&P 500 Mini Index	1	$54,605	$0.02	07/17/2024	$54,596
		S&P 500 Mini Index	2	109,210	0.02	08/21/2024	109,174
		S&P 500 Mini Index	1	54,605	0.02	09/18/2024	54,552
		S&P 500 Mini Index	1	54,605	0.02	10/16/2024	54,521
		S&P 500 Mini Index	1	54,605	0.02	11/20/2024	54,504
		S&P 500 Mini Index	1	54,605	0.02	12/18/2024	54,464
		S&P 500 Mini Index	1	54,605	0.02	01/15/2025	54,457
		S&P 500 Mini Index	1	54,605	0.02	02/19/2025	54,438
		S&P 500 Mini Index	1	54,605	0.02	04/16/2025	54,376
		S&P 500 Mini Index	1	54,605	0.02	05/21/2025	54,342
		S&P 500 Mini Index	1	54,605	0.02	06/18/2025	54,311
		TOTAL CALL OPTIONS PURCHASED					653,735
		(Cost: $562,751)

1.15%		PUT OPTIONS
		S&P 500 Mini Index	1	54,605	456.56	07/17/2024	2
		S&P 500 Mini Index	2	109,210	440.42	08/21/2024	61
		S&P 500 Mini Index	1	54,605	440.21	09/18/2024	72
		S&P 500 Mini Index	1	54,605	431.45	10/16/2024	106
		S&P 500 Mini Index	1	54,605	450.28	11/20/2024	227
		S&P 500 Mini Index	1	54,605	469.83	12/18/2024	406
		S&P 500 Mini Index	1	54,605	473.91	01/15/2025	483
		S&P 500 Mini Index	1	54,605	498.17	02/19/2025	821
		S&P 500 Mini Index	1	54,605	502.21	04/16/2025	1,096
		S&P 500 Mini Index	1	54,605	530.81	05/21/2025	1,767
		S&P 500 Mini Index	1	54,605	548.69	06/18/2025	2,313
		TOTAL PUT OPTIONS PURCHASED					7,354
		(Cost: $26,905)

103.51%		TOTAL OPTIONS PURCHASED					661,089
		(Cost: $589,656)

108.06%		TOTAL INVESTMENTS
		(Cost: $618,733)					$690,166
(8.06%	)	Liabilities in excess of other assets					(51,502)
100.00%		NET ASSETS					$638,664

(A)Effective 7 day yield as of June 30, 2024.

(B)Non-income producing

(C)All or a portion of the options purchased are held as collateral for the options written.

FINANCIAL STATEMENTS | JUNE 30, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Options WrittenJune 30, 2024 (unaudited)

See Notes to Financial Statements

(7.38%)	OPTIONS WRITTEN(B)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(7.12%)	CALL OPTIONS
S&P 500 Mini Index	1	$(54,605)	$515.46	07/17/2024	$(3,190)
S&P 500 Mini Index	2	(109,210)	498.78	08/21/2024	(10,365)
S&P 500 Mini Index	1	(54,605)	495.94	09/18/2024	(5,722)
S&P 500 Mini Index	1	(54,605)	497.51	10/16/2024	(5,841)
S&P 500 Mini Index	1	(54,605)	508.05	11/20/2024	(5,301)
S&P 500 Mini Index	1	(54,605)	524.24	12/18/2024	(4,237)
S&P 500 Mini Index	1	(54,605)	526.04	01/15/2025	(4,381)
S&P 500 Mini Index	1	(54,605)	558.46	02/19/2025	(2,522)
S&P 500 Mini Index	1	(54,605)	562.27	04/16/2025	(2,832)
S&P 500 Mini Index	1	(54,605)	612.78	06/18/2025	(1,100)
TOTAL CALL OPTIONS WRITTEN	(45,491)
(Premiums received: $16,688)

(0.26%)	PUT OPTIONS
S&P 500 Mini Index	1	(54,605)	365.26	07/17/2024	—
S&P 500 Mini Index	2	(109,210)	352.34	08/21/2024	—	(D)
S&P 500 Mini Index	1	(54,605)	352.18	09/18/2024	(4)
S&P 500 Mini Index	1	(54,605)	345.17	10/16/2024	(13)
S&P 500 Mini Index	1	(54,605)	360.23	11/20/2024	(37)
S&P 500 Mini Index	1	(54,605)	375.87	12/18/2024	(89)
S&P 500 Mini Index	1	(54,605)	379.13	01/15/2025	(107)
S&P 500 Mini Index	1	(54,605)	401.78	04/16/2025	(271)
S&P 500 Mini Index	1	(54,605)	424.65	05/21/2025	(414)
S&P 500 Mini Index	1	(54,605)	398.54	02/19/2025	(185)
S&P 500 Mini Index	1	(54,605)	438.96	06/18/2025	(570)
TOTAL PUT OPTIONS WRITTEN	(1,690)
(Premiums received: $7,016)

(7.38%)	TOTAL OPTIONS WRITTEN	$(47,181)
(Premiums received: $23,704)

(B)Non-income producing

(D)Less than $(0.50).

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Options Written - continuedas of June 30, 2024 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$661,089	$—	$661,089	$(47,181)	$—	$613,908

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(47,181)	$—	$(47,181)	$47,181	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Statements of Assets and LiabilitiesJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund
ASSETS
Investments at value(1) (Note 1)	$4,088,810	$690,166
Cash deposits with brokers	2,039	2,541
Receivable for capital stock sold	645	275
Interest receivable	298	137
Prepaid expenses	15,185	10,850
TOTAL ASSETS	4,106,977	703,969

LIABILITIES
Options written, at value(2) (Note 1)	146,643	47,181
Payable for capital stock redeemed	22	—
Due to Advisor	17,774	16,958
Accrued 12b-1 fees	1,337	206
Accrued administration, fund accounting, and transfer agent fees	5	83
Other accrued expenses	685	877
TOTAL LIABILITIES	166,466	65,305

NET ASSETS	$3,940,511	$638,664

Net Assets Consist of:
Paid-in-capital	$3,491,609	$556,971
Distributable earnings (accumulated deficit)	448,902	81,693
Net Assets	$3,940,511	$638,664

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class I	$687,304	$62,526
Class Y	3,253,207	576,138
Total	$3,940,511	$638,664
Shares Outstanding
Class I	27,548	2,727
Class Y	129,818	25,005
Total	157,366	27,732
Net Asset Value and Redemption Price Per Share
Class I	$24.95	$22.93
Class Y	25.06	23.04

(1) Identified cost of:	$3,738,556	$618,733
(2) Premiums received of:	$99,510	$23,704

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

THE VEST FAMILY OF FUNDS

Statements of OperationsFor the six months ended June 30, 2024 (unaudited)

	Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund
INVESTMENT INCOME
Interest	$1,593	$474
Total investment income	1,593	474

EXPENSES
Investment management fees (Note 2)	13,394	2,319
12b-1 fees (Note 2)
Class I	764	76
Recordkeeping and administrative services (Note 2)	1,096	257
Accounting fees (Note 2)	444	112
Custody fees	2,320	2,394
Transfer agent fees (Note 2)	88	43
Audit and tax fees	9,277	6,444
Legal fees	685	201
Filing and registration fees	10	12
Trustee fees	107	39
Compliance fees	126	30
Shareholder reports	2,146	1,835
Insurance	1,126	41
Other	26	93
Total expenses	31,609	13,896
Investment management fee waivers and reimbursed expenses (Note 2)	(16,558)	(11,347)
Net expenses	15,051	2,549

Net investment income (loss)	(13,458)	(2,075)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	171,408	47,762
Net realized gain (loss) on options written	(38,239)	(21,153)
Net realized gain (loss) on options purchased and options written	133,169	26,609

Net change in unrealized appreciation (depreciation) on options purchased	276,416	26,861
Net change in unrealized appreciation (depreciation) on options written	(59,445)	(17,305)
Net change in unrealized appreciation (depreciation) on options purchased and options written	216,971	9,556

Net realized and unrealized gain (loss)	350,140	36,165

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$336,682	$34,090

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

THE VEST FAMILY OF FUNDS

Statements of Changes in Net Assets

	Vest US Large Cap 10% Buffer Strategies VI Fund		Vest US Large Cap 20% Buffer Strategies VI Fund
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(13,458)	$(5,553)	$(2,075)	$(2,999)
Net realized gain (loss) on investments, options purchased and options written	133,169	47,127	26,609	36,964
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	216,971	93,374	9,556	38,154
Increase (decrease) in net assets from operations	336,682	134,948	34,090	72,119

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class I	—	(4,294)	—	(2,536)
Class Y	—	(4,579)	—	(23,293)
Decrease in net assets from distributions	—	(8,873)	—	(25,829)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class I	198,620	461,744	—	—
Class Y	2,389,584	50,422	2,190	27,218
Distributions reinvested
Class I	—	4,294	—	2,536
Class Y	—	4,579	—	23,293
Shares redeemed
Class I	(112,602)	(7,359)	—	—
Class Y	(4,735)	(59,692)	(2,959)	(24,576)
Increase (decrease) in net assets from capital stock transactions	2,470,867	453,988	(769)	28,471

NET ASSETS
Increase (decrease) during period	2,807,549	580,063	33,321	74,761
Beginning of period	1,132,962	552,899	605,343	530,582
End of period	$3,940,511	$1,132,962	$638,664	$605,343

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.83	$19.38	$20.02
Investment activities
Net investment income (loss)(2)	(0.11)	(0.19)	(0.07)
Net realized and unrealized gain (loss) on investments	2.23	3.82	(0.57)
Total from investment activities	2.12	3.63	(0.64)
Distributions
Net realized gain	—	(0.18)	—
Total distributions	—	(0.18)	—
Net asset value, end of period	$24.95	$22.83	$19.38
Total Return(3)	9.29%	18.73%	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.99%	3.00%	8.54%
Expenses, net of waiver (Note 2)	1.05%	1.05%	1.05%
Net investment income (loss)	(0.96%)	(0.87%)	(0.98%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$687	$547	$50

(1) Commencement of Operations.

(2) Per share amounts calculated using the average number of shares outstanding during the period.

(3) Total return is for the period indicated and has not been annualized for periods of less than one year.

(4) Ratios to average net assets have been annualized.

(5) Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.90	$19.40	$20.02
Investment activities
Net investment income (loss)(2)	(0.08)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	2.24	3.81	(0.57)
Total from investment activities	2.16	3.68	(0.62)
Distributions
Net realized gain	—	(0.18)	—
Total distributions	—	(0.18)	—
Net asset value, end of period	$25.06	$22.90	$19.40
Total Return(3)	9.43%	18.97%	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.73%	3.29%	6.53%
Expenses, net of waiver (Note 2)	0.80%	0.80%	1.05%
Net investment income (loss)	(0.71%)	(0.62%)	(0.73%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$3,253	$586	$503

(1) Commencement of Operations.

(2) Per share amounts calculated using the average number of shares outstanding during the period.

(3) Total return is for the period indicated and has not been annualized for periods of less than one year.

(4) Ratios to average net assets have been annualized.

(5) Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.73	$19.99	$19.98
Investment activities
Net investment income (loss)(2)	(0.10)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	1.30	2.87	0.08
Total from investment activities	1.20	2.71	0.01
Distributions
Net realized gain	—	(0.97)	—
Total distributions	—	(0.97)	—
Net asset value, end of period	$22.93	$21.73	$19.99
Total Return(3)	5.52%	13.57%	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.72%	4.27%	6.78%
Expenses, net of waiver (Note 2)	1.05%	1.05%	1.05%
Net investment income (loss)	(0.90%)	(0.76%)	(0.96%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$63	$59	$52

(1) Commencement of Operations.

(2) Per share amounts calculated using the average number of shares outstanding during the period.

(3) Total return is for the period indicated and has not been annualized for periods of less than one year.

(4) Ratios to average net assets have been annualized.

(5) Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

	Class Y
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.81	$20.01	$19.98
Investment activities
Net investment income (loss)(2)	(0.07)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	1.30	2.88	0.08
Total from investment activities	1.23	2.77	0.03
Distributions
Net realized gain	—	(0.97)	—
Total distributions	—	(0.97)	—
Net asset value, end of period	$23.04	$21.81	$20.01
Total Return(3)	5.64%	13.85%	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.47%	4.03%	6.50%
Expenses, net of waiver (Note 2)	0.80%	0.80%	1.05%
Net investment income (loss)	(0.65%)	(0.52%)	(0.71%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$576	$546	$478

(1) Commencement of Operations.

(2) Per share amounts calculated using the average number of shares outstanding during the period.

(3) Total return is for the period indicated and has not been annualized for periods of less than one year.

(4) Ratios to average net assets have been annualized.

(5) Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial StatementsJune 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer”) and the Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer”) (each a “Fund”, collectively the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s and 20% Buffer’s commencement of operations were August 26, 2022.

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

The investment objective of the 10% Buffer and 20% Buffer is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that in the opinion of the Valuation Designee is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$170,599	$—	$—	$170,599
Call Options Purchased	—	3,867,387	—	3,867,387
Put Options Purchased	—	50,824	—	50,824
	$170,599	$3,918,211	$—	$4,088,810

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Liabilities
Call Options Written	$—	$(123,175)	$—	$(123,175)
Put Options Written	—	(23,468)	—	(23,468)
	$—	$(146,643)	$—	$(146,643)

20% Buffer
Assets
Money Market Fund	$29,077	$—	$—	$29,077
Call Options Purchased	—	653,735	—	653,735
Put Options Purchased	—	7,354	—	7,354
	$29,077	$661,089	$—	$690,166

Liabilities
Call Options Written	$—	$(45,491)	$—	$(45,491)
Put Options Written	—	(1,690)	—	(1,690)
	$—	$(47,181)	$—	$(47,181)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

The Funds held no Level 3 securities during the six months ended June 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at brokers is held as collateral for options written. As of June 30, 2024, $2,039 and $2,541 were the cash deposits with brokers for 10% Buffer and 20% Buffer, respectively. There were no due to broker amounts for the Funds as of June 30, 2024.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The 10% Buffer and 20% Buffer currently offer Class I and Class Y Shares.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Funds are subject to the requirements of Rule 18f-4 of the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by each fund on June 30, 2024:

Fund	Derivative	Fair Value of Asset Derivatives
10% Buffer	Call options purchased	3,867,387
	Put options purchased	50,824
		$3,918,211	*

20% Buffer	Call options purchased	653,735
	Put options purchased	7,354
		$661,089	*

		Fair Value of Liability Derivatives
10% Buffer	Call options written	$(123,175)
	Put options written	(23,468)
		$(146,643	)**

20% Buffer	Call options written	$(45,491)
	Put options written	(1,690)
		$(47,181	)**

* Statements of Assets and Liabilities location: Investments at value.

** Statements of Assets and Liabilities location: Options written, at value.

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer and 20% Buffer for the six months ended June 30, 2024 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Call options purchased	$200,902	$327,748
	Put options purchased	(29,494)	(51,332)
		$171,408	$276,416

	Call options written	$(53,334)	$(81,772)
	Put options written	15,095	22,327
		$(38,239)	$(59,445)

20% Buffer	Call options purchased	$62,143	$26,323
	Put options purchased	(14,381)	538
		$47,762	$26,861

	Call options written	$(25,633)	$(15,809)
	Put options written	4,480	(1,496)
		$(21,153)	$(17,305)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The following indicates the average monthly volume for the six months ended June 30, 2024 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options purchased	$3,775,099
	Options written	(3,704,177)

20% Buffer	Options purchased	1,280,697
	Options written	(1,254,408)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives a monthly fee computed at an annual rate of 0.75% of the daily net assets of each Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of 10% Buffer and 20% Buffer. The Adviser may not terminate this expense limitation agreement prior to April 30, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the six months ended June 30, 2024, the Adviser earned and waived advisory fees, and reimbursed expenses pursuant to the expense limitation arrangements as described below:

Fund	Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	$13,394	$13,394	$3,164
20% Buffer	2,319	2,319	9,028

The total amount of recoverable reimbursements as of June 30, 2024 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
10% Buffer	$10,650	$18,322	$16,558	$45,530
20% Buffer	10,272	17,926	11,347	39,545

The Board has adopted a Distribution and Service Plan for the Funds’ Class I Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended June 30, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	I	Shareholder servicing	$—
10% Buffer	Y	Shareholder servicing	—
10% Buffer	I	12b-1	764
20% Buffer	I	Shareholder servicing	—
20% Buffer	Y	Shareholder servicing	—
20% Buffer	I	12b-1	76

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended June 30, 2024, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$1,096	$88	$444
20% Buffer	257	43	112

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 3 – INVESTMENT TRANSACTIONS

During the six months ended June 30, 2024, there were no purchases or sales of long term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds did not pay any distributions during the six months ended June 30, 2024. The tax character of distributions paid during the year ended December 31, 2023 were as follows:

	Year Ended December 31, 2023
	10% Buffer	20% Buffer
Distributions paid from:
Ordinary income	$8,873	$24,516
Realized gains	—	1,313
	$8,873	$25,829

As of June 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer
Accumulated net investment income (accumulated deficits)	$(13,458)	$(2,075)
Accumulated net realized gain (loss)	159,239	35,812
Net unrealized appreciation (depreciation)	303,121	47,956
	$448,902	$81,693

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$3,639,046	$—	$—	$303,121
20% Buffer	595,029	—	—	47,956

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Six Months ended June 30, 2024
	Class I	Class Y
Shares sold	8,388	104,446
Shares reinvested	—	—
Shares redeemed	(4,820)	(195)
Net increase (decrease)	3,568	104,251

10% Buffer
	Year ended December 31, 2023
	Class I	Class Y
Shares sold	21,545	2,425
Shares reinvested	188	200
Shares redeemed	(335)	(2,982)
Net increase (decrease)	21,398	(357)

20% Buffer
	Six Months ended June 30, 2024
	Class I	Class Y
Shares sold	—	97
Shares reinvested	—	—
Shares redeemed	—	(132)
Net increase (decrease)	—	(35)

20% Buffer
	Year ended December 31, 2023
	Class I	Class Y
Shares sold	—	1,263
Shares reinvested	117	1,068
Shares redeemed	—	(1,200)
Net increase (decrease)	117	1,131

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JUNE 30, 2024

THE VEST FAMILY OF FUNDS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 7 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At June 30, 2024, the Adviser owned 16% of 10% Buffer’s and 95% of 20% Buffer’s outstanding shares, respectively. In addition, Massachusetts Mutual Life Insurance and Lombard International Life Insurance Co. owned 16% and 66% of 10% Buffer’s outstanding shares, respectively.

NOTE 8 – SUBSEQUENT EVENTS

On August 15, 2024, a special meeting of the shareholders of the Fund was held for the purpose of electing trustees to the Trust. Because the meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The shareholders of the Trust as a whole elected David J. Urban, Mary Lou H. Ivey and Laura V. Morrison as trustees to the Trust.

Total Outstanding Shares:	195,946,387
Total Shares Voted:	129,095,648
Voted For:	119,063,076
Voted Against:	—
Abstained:	10,032,572

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as note above, has noted no additional items require disclosure.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees in the Statement of Operations.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Office
Date: September 9, 2024

* Print the name and title of each signing officer under his or her signature.